Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Calamos Investment Trust/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 24, 2023
Document Effective Date	Mar. 01, 2023
Prospectus Date	Mar. 01, 2023
Calamos Market Neutral Income Fund | Class R6
Prospectus:
Trading Symbol	CVSOX
Calamos Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CVSIX
Calamos Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CVSCX
Calamos Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CMNIX
Calamos Hedged Equity Fund | Class A
Prospectus:
Trading Symbol	CAHEX
Calamos Hedged Equity Fund | Class C
Prospectus:
Trading Symbol	CCHEX
Calamos Hedged Equity Fund | Class I
Prospectus:
Trading Symbol	CIHEX
Calamos Phineus Long/Short Fund | Class A
Prospectus:
Trading Symbol	CPLSX
Calamos Phineus Long/Short Fund | Class C
Prospectus:
Trading Symbol	CPCLX
Calamos Phineus Long/Short Fund | Class I
Prospectus:
Trading Symbol	CPLIX
Calamos Convertible Fund | Class A
Prospectus:
Trading Symbol	CCVIX
Calamos Convertible Fund | Class C
Prospectus:
Trading Symbol	CCVCX
Calamos Convertible Fund | Class I
Prospectus:
Trading Symbol	CICVX
Calamos Global Convertible Fund | Class A
Prospectus:
Trading Symbol	CAGCX
Calamos Global Convertible Fund | Class C
Prospectus:
Trading Symbol	CCGCX
Calamos Global Convertible Fund | Class I
Prospectus:
Trading Symbol	CXGCX
Calamos Timpani Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	CTSIX
Calamos Timpani Small Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	CTSOX
Calamos Timpani Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	CTASX
Calamos Timpani Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	CTCSX
Calamos Timpani SMID Growth Fund | Class R6
Prospectus:
Trading Symbol	CTOGX
Calamos Timpani SMID Growth Fund | Class A
Prospectus:
Trading Symbol	CTAGX
Calamos Timpani SMID Growth Fund | Class I
Prospectus:
Trading Symbol	CTIGX
Calamos Growth Fund | Class A
Prospectus:
Trading Symbol	CVGRX
Calamos Growth Fund | Class C
Prospectus:
Trading Symbol	CVGCX
Calamos Growth Fund | Class I
Prospectus:
Trading Symbol	CGRIX
Calamos Growth & Income Fund | Class R6
Prospectus:
Trading Symbol	CGIOX
Calamos Growth & Income Fund | Class A
Prospectus:
Trading Symbol	CVTRX
Calamos Growth & Income Fund | Class C
Prospectus:
Trading Symbol	CVTCX
Calamos Growth & Income Fund | Class I
Prospectus:
Trading Symbol	CGIIX
Calamos Dividend Growth Fund | Class C
Prospectus:
Trading Symbol	CCDVX
Calamos Dividend Growth Fund | Class I
Prospectus:
Trading Symbol	CIDVX
Calamos Dividend Growth Fund | Class A
Prospectus:
Trading Symbol	CADVX
Calamos Select Fund | Class A
Prospectus:
Trading Symbol	CVAAX
Calamos Select Fund | Class C
Prospectus:
Trading Symbol	CVACX
Calamos Select Fund | Class I
Prospectus:
Trading Symbol	CVAIX
Calamos International Growth Fund | Class R6
Prospectus:
Trading Symbol	CIGOX
Calamos International Growth Fund | Class A
Prospectus:
Trading Symbol	CIGRX
Calamos International Growth Fund | Class C
Prospectus:
Trading Symbol	CIGCX
Calamos International Growth Fund | Class I
Prospectus:
Trading Symbol	CIGIX
Calamos Evolving World Growth Fund | Class A
Prospectus:
Trading Symbol	CNWGX
Calamos Evolving World Growth Fund | Class C
Prospectus:
Trading Symbol	CNWDX
Calamos Evolving World Growth Fund | Class I
Prospectus:
Trading Symbol	CNWIX
CALAMOS GLOBAL EQUITY FUND | Class R6
Prospectus:
Trading Symbol	CGEOX
CALAMOS GLOBAL EQUITY FUND | CLASS A
Prospectus:
Trading Symbol	CAGEX
CALAMOS GLOBAL EQUITY FUND | CLASS C
Prospectus:
Trading Symbol	CCGEX
CALAMOS GLOBAL EQUITY FUND | CLASS I
Prospectus:
Trading Symbol	CIGEX
Calamos Global Opportunities Fund | Class A
Prospectus:
Trading Symbol	CVLOX
Calamos Global Opportunities Fund | Class C
Prospectus:
Trading Symbol	CVLCX
Calamos Global Opportunities Fund | Class I
Prospectus:
Trading Symbol	CGCIX
Calamos International Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	CCISX
Calamos International Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	CAISX
Calamos International Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	CSGIX
Calamos International Small Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	CISOX
CALAMOS TOTAL RETURN BOND FUND | CLASS A SHARES
Prospectus:
Trading Symbol	CTRAX
CALAMOS TOTAL RETURN BOND FUND | CLASS C SHARES
Prospectus:
Trading Symbol	CTRCX
CALAMOS TOTAL RETURN BOND FUND | CLASS I SHARES
Prospectus:
Trading Symbol	CTRIX
Calamos High Income Opportunities Fund | Class A
Prospectus:
Trading Symbol	CHYDX
Calamos High Income Opportunities Fund | Class C
Prospectus:
Trading Symbol	CCHYX
Calamos High Income Opportunities Fund | Class I
Prospectus:
Trading Symbol	CIHYX
Calamos Short-Term Bond Fund | Class I
Prospectus:
Trading Symbol	CSTIX
Calamos Short-Term Bond Fund | Class A
Prospectus:
Trading Symbol	CSTBX
Calamos Global Sustainable Equities Fund | Class R6
Prospectus:
Trading Symbol	CGSOX
Calamos Global Sustainable Equities Fund | Class A
Prospectus:
Trading Symbol	CAGSX
Calamos Global Sustainable Equities Fund | Class C
Prospectus:
Trading Symbol	CGCSX
Calamos Global Sustainable Equities Fund | Class I
Prospectus:
Trading Symbol	CGSIX